Discontinued Operations (Details Textual) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012 Foriegn_Ship
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance			$ 631,000		$ 631,000	$ 4,983,000
Discontinued Operations (Textual) [Abstract]
Number of foreign ship.									5
Warrants issued to SFL								9,250,000
Due date of Second Lien Senior Secured Notes				2016
Company recorded additional restructuring charge				14,100,000
Non-Cash accretion of the liability		4,200,000
Restructuring charge	14,100,000		119,300,000		119,300,000	1,843,000	747,000
Senior Debt Obligations [Member]
Discontinued Operations (Additional Textual) [Abstract]
Issuance to SFL in aggregate principal amount								40,000,000
Logistics [Member]
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance						5,000,000
Reduction in valuation allowance related to assets of discontinued operation					$ 3,200,000